SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas

Revenues:

	Year ended December 31,
	2017	2018	2019

North America (*)	$220,124	$316,446	$414,775
Europe	110,419	159,768	195,324
Latin America	36,816	46,232	51,108
Asia and others	58,277	81,258	99,881

	$425,636	$603,704	$761,088

(*)    Include revenue from USA in amount of $192,153, $278,784 and $363,431 for 2017, 2018 and 2019, respectively.

Schedule of Long-lived Assets by Geographical Areas	Long-lived assets:
	December 31,
	2018	2019

Israel	$17,581	$18,863
Europe	699	3,642
North America	3,667	9,201

	$21,947	$31,706